Deposits (Summary of Deposit Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits From Customers [Line Items]
Deposits subject to bank recapitalization Bail-in	$ 101,900.0	$ 97,600.0
Financial liabilities designated at fair value through profit or loss	210,700.0	207,914.0
Total deposits	1,528,158.0	1,506,760.0
Loan Commitments And Financial Guarantees [Member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	225.5	246.0
U.S. Federal Funds Deposited [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	8,800.0	13,100.0
Deposits and Advances with the Federal Home Loan Bank [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	29,800.0	36,200.0
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	579,318.0	569,315.0
Covered Bondholders [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	75,300.0	75,400.0
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	129,100.0	140,700.0
U.S. Dollar [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 833,900.0	$ 810,200.0